OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Prepaid expenses	$ 3,580	$ 3,119
Other receivables	17,697	12,102
Corporation tax receivable	3,476	2,277
Other receivables, prepaid expenses and accrued income	24,753	17,498
DCLAP claim
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 6,400	$ 8,100	$ 12,000